GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
GOODWILL AND OTHER INTANGIBLE ASSETS

D.GOODWILL AND OTHER INTANGIBLE ASSETS

As described in Note M — Segment Reporting, our segment structure is based upon the markets we serve and goodwill has been allocated to the segments using a relative fair value approach. The changes in the net carrying amount of goodwill by reporting segment for the years ended December 31, 2022 and December 25, 2021, are as follows (in thousands):

	Retail	Packaging	Construction	All Other	Corporate	Total
Balance as of December 26, 2020	$61,943	$87,827	$90,729	$11,694	$—	$252,193
2021 Acquisitions	13,115	43,006	4,502	13,880	—	74,503
2021 Purchase Accounting Adjustments	(1,682)	(2,292)	(6,228)	(478)	—	(10,680)
Foreign Exchange, Net	—	—	(3)	(975)	—	(978)
Balance as of December 25, 2021	$73,376	$128,541	$89,000	$24,121	$—	$315,038
2022 Acquisitions	10,971	23,862	—	—	—	34,833
2022 Purchase Accounting Adjustments	293	(3,494)	(1,074)	(4,766)	—	(9,041)
2022 Impairments				(2,480)	—	(2,480)
Foreign Exchange, Net	—	—	(256)	(774)	—	(1,030)
Balance as of December 31, 2022	$84,640	$148,909	$87,670	$16,101	$—	$337,320

As of the date of the most recent goodwill impairment test, which utilized data and assumptions as of September 24, 2022, all reporting units had fair values that were substantially in excess of their carrying values, except for the Italian reporting unit. It was determined that the carrying value of the Italian reporting unit exceeded its fair value and we recorded a non-cash goodwill impairment charge of $2.5 million as of  December 31, 2022, which represented the entire amount of the goodwill recorded within the reporting unit. During 2020, we experienced significantly lower than expected operating results within our commercial reporting unit, which is within the Construction segment.  It was determined that the carrying value of the reporting unit exceeded its fair value and we recorded a non-cash goodwill impairment charge of $11.5 million as of  December 26, 2020, which represented the entire amount of the goodwill recorded within the reporting unit, as a result.

Indefinite-lived intangible assets totaled $7.3 million as of December 31, 2022 and $7.4 million December 25, 2021 related to the commercial unit within the construction segment, the international unit within the all other segment, and the Deckorators unit within the retail segment.

The following amounts were included in other amortizable intangible assets, net as of December 31, 2022 and December 25, 2021 (in thousands):

	2022			2021
		Accumulated			Accumulated
	Assets	Amortization	Net Value	Assets	Amortization	Net Value
Non-compete agreements	$12,577	$(7,109)	$5,468	$8,490	$(4,160)	$4,330
Customer relationships and other	141,712	(35,521)	106,191	101,158	(25,012)	76,146
Licensing agreements	4,589	(4,589)	—	4,589	(4,589)	—
Patents	1,976	(1,104)	872	3,221	(1,137)	2,084
Tradename	38,826	(8,393)	30,433	30,392	(4,599)	25,793
Software	1,788	(860)	928	959	(295)	664
Total	$201,468	$(57,576)	$143,892	$148,809	$(39,792)	$109,017

Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Weighted Average
Intangible Asset Type	Estimated Useful Life	Amortization Period
Non-compete agreements	2 to 15 years	6.5 years
Customer relationships and other	5 to 15 years	10 years
Licensing agreements	10 years	10 years
Patents	10 years	10 years
Tradename (amortizable)	5 to 25 years	10.9 years
Software	3 to 5 years	3.2 years

Amortization expense of intangibles totaled $19.5 million, $13.9 million and $8.7 million in 2022, 2021 and 2020, respectively. The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2023	$18,948
2024	18,318
2025	17,533
2026	16,460
2027	15,230
Thereafter	57,403
Total	$143,892